Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued expenses and other current liabilities	$ 1,126	$ 767	$ 544
Professional fees
Accrued Expenses And Other Current Liabilities [Line Items]
Professional fees		108	142
Research and development costs
Accrued Expenses And Other Current Liabilities [Line Items]
Research and development costs		256	93
Payroll related costs
Accrued Expenses And Other Current Liabilities [Line Items]
Payroll related costs		$ 403	$ 309